Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Term Portfolio

March 31, 2019

NCT-QTLY-0519
1.814654.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 1.3%
	Principal Amount	Value
U.S. Treasury Inflation-Protected Obligations - 1.3%
U.S. Treasury Inflation-Indexed Notes 0.125% 4/15/19
(Cost $53,737,153)	50,000,000	53,743,450

Commercial Paper - 99.3%
Apple, Inc. 2.55% 7/8/19	8,450,000	8,390,520
Atlantic Asset Securitization Corp.:
2.55% 5/28/19 (Liquidity Facility Credit Agricole CIB)	$31,400,000	$31,268,120
2.56% 6/19/19 (Liquidity Facility Credit Agricole CIB)	37,567,000	37,349,483
2.57% 6/14/19 (Liquidity Facility Credit Agricole CIB)	40,000,000	39,782,944
2.57% 6/26/19 (Liquidity Facility Credit Agricole CIB)	20,000,000	19,873,966
2.585% 6/17/19 (Liquidity Facility Credit Agricole CIB)	4,000,000	3,977,422
2.73% 6/3/19 (Liquidity Facility Credit Agricole CIB)	4,000,000	3,981,476
Bank of Nova Scotia:
1 month U.S. LIBOR + 0.120% 2.6186% 9/30/19 (a)(b)	30,000,000	30,000,564
1 month U.S. LIBOR + 0.160% 2.6418% 4/18/19 (a)(b)	40,000,000	40,004,372
1 month U.S. LIBOR + 0.250% 2.7406% 5/22/19 (a)(b)	12,000,000	12,004,508
3 month U.S. LIBOR + 0.080% 2.8769% 10/15/19 (a)(b)	40,000,000	40,016,872
yankee 2.6636% 11/20/19 (a)(b)	9,000,000	9,000,518
2.6604% 5/2/19 (a)(b)	19,000,000	19,003,625
BPCE SA yankee:
2.63% 6/10/19	30,000,000	29,849,559
2.65% 5/31/19	50,000,000	49,786,500
2.65% 6/5/19	12,000,000	11,944,308
2.83% 5/3/19	19,000,000	18,955,722
2.83% 5/7/19	15,000,000	14,960,967
Canadian Imperial Bank of Commerce:
1 month U.S. LIBOR + 0.240% 2.7218% 5/20/19 (a)(b)	40,000,000	40,013,876
1 month U.S. LIBOR + 0.250% 2.7338% 10/15/19 (a)(b)	40,000,000	40,030,932
1 month U.S. LIBOR + 0.330% 2.8119% 8/5/19 (a)(b)	25,000,000	25,020,803
yankee:
2.58% 10/18/19	15,000,000	14,784,989
2.5986% 10/15/19 (a)(b)	17,000,000	17,000,151
2.6018% 9/19/19 (a)(b)	27,000,000	27,002,884
Citigroup Global Markets, Inc.:
2.57% 8/15/19	7,000,000	6,929,674
2.57% 8/19/19	3,000,000	2,968,921
Commonwealth Bank of Australia:
1 month U.S. LIBOR + 0.100% 2.5838% 9/18/19 (a)(b)	7,000,000	7,000,099
1 month U.S. LIBOR + 0.290% 2.7709% 6/7/19 (a)(b)	12,000,000	12,005,748
1 month U.S. LIBOR + 0.290% 2.773% 6/6/19 (a)(b)	12,000,000	12,005,676
3 month U.S. LIBOR + 0.030% 2.6334% 8/27/19 (a)(b)	12,000,000	11,999,918
yankee:
2.5868% 8/21/19 (a)(b)	30,000,000	30,000,363
2.63% 4/24/19	40,000,000	39,930,148
Credit Agricole CIB yankee:
2.66% 6/3/19	20,000,000	19,911,046
2.68% 5/23/19	30,000,000	29,889,633
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.380% 2.81% 5/3/19 (a)(b)	40,000,000	40,008,088
yankee:
2.57% 7/19/19	18,000,000	17,855,968
2.57% 7/22/19	18,000,000	17,851,937
2.57% 7/23/19	4,000,000	3,966,798
2.57% 8/1/19	39,000,000	38,660,332
2.58% 6/27/19	11,000,000	10,929,875
2.64% 6/3/19	9,000,000	8,958,057
2.64% 6/7/19	17,000,000	16,915,940
2.84% 5/1/19	18,000,000	17,959,129
2.84% 5/2/19	22,000,000	21,948,491
DNB Bank ASA:
1 month U.S. LIBOR + 0.100% 2.6011% 10/3/19 (a)(b)	33,000,000	32,996,674
3 month U.S. LIBOR - 0.030% 2.6334% 8/22/19 (a)(b)	21,000,000	20,999,899
yankee 2.64% 4/17/19	40,000,000	39,949,588
Federation des caisses Desjardin yankee:
2.51% 5/17/19	40,000,000	39,863,996
2.51% 5/24/19	25,000,000	24,902,310
2.515% 4/4/19	30,000,000	29,987,910
2.53% 6/19/19	50,000,000	49,711,290
2.555% 5/23/19	35,000,000	34,865,786
2.59% 4/30/19	10,000,000	9,978,098
2.7% 4/18/19	10,000,000	9,986,406
Gotham Funding Corp. yankee:
2.57% 6/18/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	12,000,000	11,931,016
2.57% 6/19/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	7,000,000	6,959,230
2.57% 6/19/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	40,000,000	39,767,028
2.58% 6/18/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)	28,200,000	28,037,887
HSBC Bank PLC:
1 month U.S. LIBOR + 0.270% 2.7606% 5/22/19 (a)(b)	40,000,000	40,016,224
yankee:
2.57% 6/3/19	40,000,000	39,812,708
2.6% 6/19/19	40,000,000	39,766,300
J.P. Morgan Securities, LLC:
1 month U.S. LIBOR + 0.150% 2.633% 8/6/19 (a)(b)	45,000,000	45,007,515
1 month U.S. LIBOR + 0.170% 2.6604% 4/3/19 (a)(b)	14,000,000	14,000,465
1 month U.S. LIBOR + 0.180% 2.6704% 9/4/19 (a)(b)	9,000,000	9,002,178
1 month U.S. LIBOR + 0.200% 2.6818% 4/16/19 (a)(b)	25,000,000	25,003,040
1 month U.S. LIBOR + 0.200% 2.6928% 4/9/19 (a)(b)	15,000,000	15,001,205
1 month U.S. LIBOR + 0.350% 2.8428% 6/11/19 (a)(b)	35,000,000	35,023,125
2.85% 8/12/19	14,000,000	13,858,786
2.88% 8/1/19	17,000,000	16,842,396
2.88% 8/5/19	20,000,000	19,808,650
2.9% 7/3/19	7,800,000	7,745,129
Liberty Street Funding LLC:
2.57% 7/3/19 (Liquidity Facility Bank of Nova Scotia)	40,000,000	39,733,120
2.8% 4/2/19 (Liquidity Facility Bank of Nova Scotia)	40,000,000	39,989,112
Manhattan Asset Funding Co. LLC 2.53% 5/30/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.)	40,500,000	40,324,092
Mitsubishi UFJ Trust & Banking Corp. yankee:
2.58% 7/1/19	7,000,000	6,953,337
2.585% 6/19/19	2,000,000	1,988,433
2.59% 7/2/19	5,000,000	4,966,315
2.595% 6/28/19	3,000,000	2,980,655
2.6% 5/7/19	35,000,000	34,906,953
2.62% 4/29/19	30,000,000	29,937,147
2.66% 4/17/19	28,000,000	27,964,163
Mizuho Corporate Bank Ltd.:
2.575% 6/27/19	40,000,000	39,746,000
2.625% 6/3/19	40,000,000	39,816,080
2.73% 5/14/19	40,000,000	39,874,112
2.735% 4/10/19	40,000,000	39,967,732
Natexis Banques Populaires New York Branch yankee:
2.68% 5/17/19	40,000,000	39,867,756
2.83% 5/3/19	21,000,000	20,950,694
2.83% 5/7/19	15,000,000	14,960,691
National Australia Bank Ltd.:
1 month U.S. LIBOR + 0.100% 2.5989% 10/25/19 (a)(b)	40,000,000	39,974,376
1 month U.S. LIBOR + 0.120% 2.6018% 4/16/19 (a)(b)	40,000,000	40,003,264
1 month U.S. LIBOR + 0.150% 2.6428% 5/9/19 (a)(b)	40,000,000	40,007,820
1 month U.S. LIBOR + 0.170% 2.6689% 6/13/19 (a)(b)	40,000,000	40,011,844
1 month U.S. LIBOR + 0.270% 2.7568% 5/21/19 (a)(b)	40,000,000	40,015,944
National Bank of Canada:
1 month U.S. LIBOR + 0.100% 2.5989% 9/13/19 (a)(b)	25,000,000	24,998,915
1 month U.S. LIBOR + 0.110% 2.6055% 8/28/19 (a)(b)	6,000,000	5,999,891
1 month U.S. LIBOR + 0.110% 2.6089% 10/15/19 (a)(b)	30,000,000	29,999,937
1 month U.S. LIBOR + 0.120% 2.6098% 9/27/19 (a)(b)	21,000,000	21,001,336
1 month U.S. LIBOR + 0.120% 2.6115% 8/12/19 (a)(b)	40,000,000	40,001,932
1 month U.S. LIBOR + 0.150% 2.6404% 4/4/19 (a)(b)	40,000,000	40,001,444
1 month U.S. LIBOR + 0.200% 2.6928% 5/9/19 (a)(b)	35,000,000	35,008,831
Nordea Bank ABP 2.565% 5/9/19	40,000,000	39,889,028
OMERS Finance Trust:
2.58% 5/9/19 (c)	30,000,000	29,915,199
2.6% 5/9/19 (c)	20,000,000	19,943,466
2.67% 5/7/19 (c)	30,025,000	29,944,398
Ontario Province 2.44% 4/10/19	21,544,000	21,526,743
Ontario Teachers' Finance Trust yankee:
2.51% 6/6/19 (c)	9,750,000	9,703,543
2.52% 5/6/19 (c)	19,050,000	19,000,875
PSP Capital, Inc. yankee:
2.52% 6/4/19 (c)	40,000,000	39,812,996
2.53% 5/22/19 (c)	40,000,000	39,850,720
2.53% 5/28/19 (c)	30,000,000	29,874,999
2.53% 7/3/19 (c)	5,600,000	5,561,830
2.53% 7/8/19 (c)	40,000,000	39,712,600
2.53% 7/10/19 (c)	40,000,000	39,706,680
Royal Bank of Canada:
1 month U.S. LIBOR + 0.160% 2.643% 5/6/19 (a)(b)	40,000,000	40,007,760
1 month U.S. LIBOR + 0.170% 2.6604% 6/4/19 (a)(b)	40,000,000	40,011,332
1 month U.S. LIBOR + 0.180% 2.6693% 7/1/19 (a)(b)	40,000,000	40,013,064
1 month U.S. LIBOR + 0.210% 2.6918% 4/18/19 (a)(b)	30,000,000	30,004,158
1 month U.S. LIBOR + 0.240% 2.7328% 10/11/19 (a)(b)	40,000,000	40,023,360
Skandinaviska Enskilda Banken AB yankee:
2.64% 5/1/19	12,000,000	11,973,634
2.65% 5/1/19	30,000,000	29,934,084
Sumitomo Mitsui Banking Corp. yankee:
2.61% 6/3/19	15,000,000	14,931,305
2.63% 6/3/19	40,000,000	39,816,812
2.72% 4/11/19	17,650,000	17,634,627
2.74% 5/15/19	25,000,000	24,919,448
2.78% 5/10/19	30,000,000	29,913,900
Sumitomo Mitsui Trust Bank Ltd. yankee:
2.57% 6/7/19	40,000,000	39,802,988
2.59% 6/5/19	12,000,000	11,942,676
2.59% 6/19/19	18,000,000	17,894,999
2.6% 7/2/19	10,000,000	9,931,864
2.6% 7/11/19	5,000,000	4,962,661
2.6% 7/16/19	40,000,000	39,686,808
2.72% 4/22/19	8,000,000	7,986,998
2.74% 5/17/19	11,000,000	10,962,750
2.77% 5/15/19	19,000,000	18,938,383
Sumitomo Trust & Banking Co. Ltd. yankee 2.61% 5/21/19	22,000,000	21,919,157
Swedbank AB yankee:
2.6% 4/25/19	40,000,000	39,928,032
2.63% 4/18/19	40,000,000	39,946,732
2.63% 5/30/19	9,000,000	8,962,567
2.63% 5/31/19	9,000,000	8,961,933
2.63% 6/3/19	9,000,000	8,960,004
2.63% 6/4/19	9,000,000	8,959,364
2.63% 6/5/19	4,000,000	3,981,648
2.71% 5/20/19	40,000,000	39,860,928
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.110% 2.5918% 10/17/19 (a)(b)	12,000,000	11,999,066
1 month U.S. LIBOR + 0.110% 2.5986% 10/15/19 (a)(b)	13,000,000	13,000,484
1 month U.S. LIBOR + 0.180% 2.6728% 5/13/19 (a)(b)	25,000,000	25,006,110
1 month U.S. LIBOR + 0.300% 2.7818% 6/19/19 (a)(b)	30,000,000	30,017,544
3 month U.S. LIBOR + 0.060% 2.8539% 7/5/19 (a)(b)	11,000,000	11,001,409
3 month U.S. LIBOR + 0.150% 2.847% 5/9/19 (a)(b)	30,000,000	30,003,999
yankee:
2.57% 10/1/19	20,000,000	19,731,230
2.58% 10/17/19	18,000,000	17,736,896
2.725% 5/14/19	40,000,000	39,870,636
Toyota Credit Canada, Inc. yankee 2.73% 5/17/19	40,000,000	39,866,720
Toyota Motor Credit Corp.:
1 month U.S. LIBOR + 0.160% 2.6419% 8/2/19 (a)(b)	9,000,000	9,001,865
1 month U.S. LIBOR + 0.160% 2.6504% 8/1/19 (a)(b)	9,000,000	9,001,898
1 month U.S. LIBOR + 0.250% 2.7355% 4/23/19 (a)(b)	10,000,000	10,002,089
1 month U.S. LIBOR + 0.250% 2.7355% 4/24/19 (a)(b)	10,000,000	10,002,059
1 month U.S. LIBOR + 0.280% 2.7715% 6/10/19 (a)(b)	40,000,000	40,020,416
UBS AG London Branch:
1 month U.S. LIBOR + 0.180% 2.6704% 4/3/19 (a)(b)	20,000,000	20,000,690
1 month U.S. LIBOR + 0.180% 2.6728% 4/9/19 (a)(b)	20,000,000	20,001,484
3 month U.S. LIBOR + 0.140% 2.8726% 5/7/19 (a)(b)	19,000,000	19,001,742
Westpac Banking Corp.:
1 month U.S. LIBOR + 0.270% 2.7578% 5/20/19 (a)(b)	40,000,000	40,015,724
1 month U.S. LIBOR + 0.280% 2.763% 6/6/19 (a)(b)	40,000,000	40,019,764
TOTAL COMMERCIAL PAPER
(Cost $4,036,781,053)		4,036,996,565
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,090,518,206)		4,090,740,015
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(24,930,233)
NET ASSETS - 100%		$4,065,809,782

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $303,027,306 or 7.5% of net assets.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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